CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Millions	Total	Cumulative Effect, Period of Adoption, Adjustment	Total Equity - Controlled Interest	Total Equity - Controlled Interest Cumulative Effect, Period of Adoption, Adjustment	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjustment	Accumulated Other Comprehensive Income	Non-controlling Interest from Discontinued Operations
Balance at beginning of period (shares) at Jun. 25, 2017					97,674
Balance at beginning of period at Jun. 25, 2017	$ 2,222.8		$ 2,222.8		$ 0.1	$ 2,419.5	$ (202.7)		$ 5.9	$ 0.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss (income)	(279.9)		(280.0)				(280.0)			0.1
Currency translation gain	0.6		0.6						0.6
Unrealized gain (loss) on available-for-sale securities	(5.9)		(5.9)						(5.9)
Comprehensive loss	(285.2)		(285.3)							0.1
Income tax expense from stock option exercises	(6.2)		(6.2)			(6.2)
Contributions from non-controlling interests	4.9									4.9
Stock-based compensation	43.2		43.2			43.2
Exercise of stock options and issuance of shares (shares)					3,814
Exercise of stock options and issuance of shares	92.6		92.6			92.6
Balance at end of period at Jun. 24, 2018	$ 2,072.1	$ 10.3	2,067.1	$ 10.3	$ 0.1	2,549.1	(482.7)	$ 10.3	0.6	5.0
Balance at end of period (shares) at Jun. 24, 2018					101,488
Accounting Standards Update [Extensible List]	us-gaap:AccountingStandardsUpdate201409Member
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss (income)	$ (375.1)		(375.1)				(375.1)
Currency translation gain	4.4		4.4						4.4
Unrealized gain (loss) on available-for-sale securities	4.5		4.5						4.5
Comprehensive loss	(366.2)		(366.2)
Income tax expense from stock option exercises	(21.6)		(21.6)			(21.6)
Stock-based compensation	78.0		78.0			78.0
Exercise of stock options and issuance of shares (shares)					5,082
Exercise of stock options and issuance of shares	158.0		158.0			158.0
Issuance of convertible notes	110.6		110.6			110.6
Balance at end of period at Jun. 30, 2019	$ 2,041.2		2,036.2		$ 0.1	2,874.1	(847.5)		9.5	5.0
Balance at end of period (shares) at Jun. 30, 2019	106,570				106,570
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss (income)	$ (190.6)		(191.7)				(191.7)			1.1
Currency translation gain	0.0
Unrealized gain (loss) on available-for-sale securities	6.5		6.5						6.5
Comprehensive loss	(184.1)		(185.2)							1.1
Income tax expense from stock option exercises	(16.9)		(16.9)			(16.9)
Stock-based compensation	54.9		54.9			54.9
Exercise of stock options and issuance of shares (shares)					2,660
Exercise of stock options and issuance of shares	76.4		76.4			76.4
Issuance of convertible notes	145.4		145.4			145.4
Partial extinguishment of convertible notes due September 1, 2023	(27.7)		(27.7)			(27.7)
Balance at end of period at Jun. 28, 2020	$ 2,089.2		$ 2,083.1		$ 0.1	$ 3,106.2	$ (1,039.2)		$ 16.0	$ 6.1
Balance at end of period (shares) at Jun. 28, 2020	109,230				109,230